Washington Mutual Investors FundSM
Investment portfolio
July 31, 2020
unaudited
Common stocks 95.30% Energy 3.44%	Shares	Value (000)
Baker Hughes Co., Class A	18,302,456	$283,505
Cabot Oil & Gas Corp.	6,882,782	128,708
Chevron Corp.	9,869,136	828,415
ConocoPhillips	5,979,854	223,587
Enbridge Inc.	34,775,006	1,112,800
EOG Resources, Inc.	8,673,534	406,355
Exxon Mobil Corp.	5,486,690	230,880
Pioneer Natural Resources Company	5,897,227	571,559
Royal Dutch Shell PLC, Class B (ADR)	6,263,579	177,259
TC Energy Corp.	3,108,498	141,748
Valero Energy Corp.	1,695,556	95,341
		4,200,157
Materials 4.18%
Air Products and Chemicals, Inc.	2,860,241	819,831
Corteva, Inc.	2,992,741	85,473
Dow Inc.	27,358,684	1,123,348
DuPont de Nemours Inc.	3,667,052	196,114
Huntsman Corp.	1,656,916	30,653
Linde PLC	2,575,644	631,316
LyondellBasell Industries NV	12,515,992	782,500
Nucor Corp.	13,678,335	573,806
Packaging Corp. of America	1,886,720	181,351
PPG Industries, Inc.	1,118,477	120,404
Sherwin-Williams Company	120,060	77,789
Vulcan Materials Co.	3,998,711	469,529
		5,092,114
Industrials 11.08%
Air Lease Corp., Class A	4,566,366	119,730
Boeing Company	2,175,870	343,787
Caterpillar Inc.	3,217,691	427,567
CSX Corp.	18,458,750	1,316,847
Cummins Inc.	415,766	80,351
Deere & Company	2,553,241	450,162
Equifax Inc.	1,890,419	307,306
Honeywell International Inc.	10,470,532	1,563,983
Johnson Controls International PLC	13,315,309	512,373
L3Harris Technologies, Inc.	2,643,448	444,972
Lockheed Martin Corp.	5,512,567	2,089,098
Nidec Corp. (ADR)	2,353,828	46,888
Norfolk Southern Corp.	3,009,869	578,527
Northrop Grumman Corp.	7,785,151	2,530,252
PACCAR Inc.	7,968,711	677,978
Raytheon Technologies Corp.	3,742,040	212,099
RELX PLC (ADR)	7,183,845	152,082
Republic Services, Inc.	1,396,339	121,831
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	6,702,802	$1,161,931
Waste Connections, Inc.	2,243,992	229,717
Waste Management, Inc.	222,732	24,411
Westinghouse Air Brake Technologies Corp.	1,780,553	110,733
		13,502,625
Consumer discretionary 4.15%
Amazon.com, Inc.[1]	19,794	62,642
Chipotle Mexican Grill, Inc.[1]	221,656	256,048
Darden Restaurants, Inc.	3,363,804	255,313
Dollar General Corp.	1,205,612	229,548
Domino’s Pizza, Inc.	82,942	32,066
General Motors Company	31,868,731	793,213
Home Depot, Inc.	8,615,816	2,287,413
Marriott International, Inc., Class A	1,363,378	114,285
NIKE, Inc., Class B	1,462,291	142,734
Royal Caribbean Cruises Ltd.	798,504	38,895
Starbucks Corp.	754,074	57,709
Vail Resorts, Inc.	611,022	117,335
VF Corp.	6,411,072	386,972
Wynn Resorts, Ltd.	2,446,634	177,210
YUM! Brands, Inc.	1,123,238	102,271
		5,053,654
Consumer staples 7.30%
Archer Daniels Midland Co.	3,998,711	171,265
Church & Dwight Co., Inc.	3,319,398	319,758
Coca-Cola Company	13,021,898	615,154
Colgate-Palmolive Co.	8,624,221	665,790
Conagra Brands, Inc.	18,483,044	692,190
Costco Wholesale Corp.	2,191,074	713,260
General Mills, Inc.	3,020,727	191,121
Hormel Foods Corp.	9,996,779	508,436
Keurig Dr Pepper Inc.	27,949,910	854,988
Kraft Heinz Company	2,150,707	73,941
Mondelez International, Inc.	11,429,325	634,213
Nestlé SA (ADR)	18,533,210	2,184,139
Procter & Gamble Company	1,393,598	182,729
Reckitt Benckiser Group PLC (ADR)	22,613,130	461,534
Sysco Corp.	2,398,590	126,765
Unilever NV	695,776	41,072
Unilever PLC (ADR)	2,239,278	135,432
Walgreens Boots Alliance, Inc.	7,997,423	325,575
		8,897,362
Health care 18.83%
Abbott Laboratories	9,671,243	973,314
AbbVie Inc.	2,334,510	221,568
Anthem, Inc.	2,268,835	621,207
AstraZeneca PLC (ADR)	21,854,980	1,219,071
Baxter International Inc.	1,883,395	162,688
Cigna Corp.	4,257,339	735,200
CVS Health Corp.	25,141,898	1,582,431
Danaher Corp.	2,940,760	599,327
Edwards Lifesciences Corp.[1]	1,325,378	103,923
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Eli Lilly and Company	3,720,258	$559,118
Gilead Sciences, Inc.	22,259,556	1,547,707
GlaxoSmithKline PLC (ADR)	5,216,719	210,338
Humana Inc.	5,363,914	2,105,068
Johnson & Johnson	20,592,464	3,001,557
Merck & Co., Inc.	15,700,805	1,259,833
Novartis AG (ADR)	884,272	72,634
Novo Nordisk A/S, Class B (ADR)	2,163,669	141,352
Pfizer Inc.	76,085,430	2,927,767
Roche Holding AG (ADR)	2,813,893	121,279
Thermo Fisher Scientific Inc.	1,526,338	631,828
UnitedHealth Group Inc.	12,974,659	3,928,467
Zimmer Biomet Holdings, Inc.	605,004	81,591
Zoetis Inc., Class A	996,679	151,176
		22,958,444
Financials 15.43%
Aon PLC, Class A	2,424,652	497,587
Bank of America Corp.	23,564,527	586,285
Bank of New York Mellon Corp.	947,516	33,968
Bank of Nova Scotia	5,851,115	240,598
BlackRock, Inc.	3,721,631	2,139,975
Capital One Financial Corp.	10,277,147	655,682
Chubb Ltd.	9,927,461	1,263,170
Citigroup Inc.	5,485,618	274,336
CME Group Inc., Class A	14,135,947	2,349,112
Discover Financial Services	4,141,440	204,711
Eaton Vance Corp., nonvoting shares	1,085,950	39,246
Everest Re Group, Ltd.	372,361	81,469
Intercontinental Exchange, Inc.	8,668,007	838,890
JPMorgan Chase & Co.	18,426,847	1,780,771
KeyCorp	38,668,200	464,405
KKR & Co. Inc.	5,100,656	180,410
Marsh & McLennan Companies, Inc.	22,954,314	2,676,473
Moody’s Corp.	897,832	252,560
Nasdaq, Inc.	5,083,053	667,456
PNC Financial Services Group, Inc.	11,278,890	1,203,119
Regions Financial Corp.	29,987,958	325,669
S&P Global Inc.	1,773,244	621,079
State Street Corp.	752,185	47,982
Travelers Companies, Inc.	4,299,015	491,893
Truist Financial Corp.	23,668,681	886,629
		18,803,475
Information technology 17.25%
Analog Devices, Inc.	311,630	35,791
Apple Inc.	2,229,594	947,667
Applied Materials, Inc.	8,996,340	578,735
ASML Holding NV (New York registered) (ADR)	2,815,046	995,738
Broadcom Inc.	16,139,040	5,112,041
Cisco Systems, Inc.	2,469,804	116,328
EPAM Systems, Inc.[1]	260,916	75,686
Fidelity National Information Services, Inc.	3,270,946	478,572
Intel Corp.	45,811,001	2,186,559
Jack Henry & Associates, Inc.	695,460	124,001
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
KLA Corp.	2,580,279	$515,617
Mastercard Inc., Class A	883,774	272,671
Micron Technology, Inc.[1]	42,545	2,130
Microsoft Corp.	35,397,792	7,256,901
Motorola Solutions, Inc.	499,839	69,877
NetApp, Inc.	4,051,542	179,483
Paychex, Inc.	1,401,448	100,792
SAP SE (ADR)	773,151	123,101
TE Connectivity Ltd.	4,862,233	433,079
Texas Instruments Inc.	1,249,663	159,395
Visa Inc., Class A	5,549,350	1,056,596
VMware, Inc., Class A1	1,496,078	209,765
		21,030,525
Communication services 8.18%
Activision Blizzard, Inc.	6,941,607	573,585
Alphabet Inc., Class A1	354,175	526,995
Alphabet Inc., Class C1	350,317	519,506
Comcast Corp., Class A	113,346,786	4,851,242
Facebook, Inc., Class A1	3,988,804	1,011,840
Nexstar Media Group, Inc.	1,115,985	97,816
Verizon Communications Inc.	41,596,859	2,390,988
		9,971,972
Utilities 3.63%
American Electric Power Company, Inc.	3,923,736	340,894
CMS Energy Corp.	10,570,124	678,390
Dominion Energy, Inc.	1,999,356	162,008
DTE Energy Company	5,936,086	686,390
Edison International	4,540,923	252,793
Exelon Corp.	7,123,192	275,026
Public Service Enterprise Group Inc.	8,583,761	480,176
Sempra Energy	6,484,028	807,002
Xcel Energy Inc.	10,848,504	748,981
		4,431,660
Real estate 1.83%
Alexandria Real Estate Equities, Inc. REIT	3,009,030	534,253
American Tower Corp. REIT	787,446	205,831
AvalonBay Communities, Inc. REIT	868,620	133,003
Digital Realty Trust, Inc. REIT	7,213,399	1,158,039
Extra Space Storage Inc. REIT	1,409,546	145,663
Simon Property Group, Inc. REIT	887,673	55,346
		2,232,135
Total common stocks (cost: $81,022,613,000)		116,174,123
Convertible stocks 0.80% Health care 0.26%
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	2,972,942	179,268
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	108,865	133,364
		312,632
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Convertible stocks (continued) Information technology 0.27%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	290,239	$331,137
Utilities 0.27%
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	1,609,481	83,049
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,605,790	166,986
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	1,725,477	77,802
		327,837
Total convertible stocks (cost: $882,940,000)		971,606
Short-term securities 3.78% Money market investments 3.78%
Capital Group Central Cash Fund 0.16%[2,3]	46,047,556	4,605,216
Total short-term securities (cost: $4,604,554,000)		4,605,216
Total investment securities 99.88% (cost: $86,510,107,000)		121,750,945
Other assets less liabilities 0.12%		144,119
Net assets 100.00%		$121,895,064
Investments in affiliates3

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wynn Resorts, Ltd.[4]	6,896,562	—	4,449,928	2,446,634	$(234,287)	$193,632	$—	$—
Short-term securities 3.78%
Money market investments 3.78%
Capital Group Central Cash Fund 0.16%[2]	49,101,629	28,392,731	31,446,804	46,047,556	(292)	(596)	422	4,605,216
Total 3.78%					$(234,579)	$193,036	$422	$4,605,216
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 7/31/2020.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Unaffiliated issuer at 7/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2020, all of the fund’s investments were classified as Level 1.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-001-0920O-S78151	Washington Mutual Investors Fund — Page 7 of 7